Intangible Assets - Summary of Intangible Assets (Detail) - CAD ($) $ in Millions	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Disclosure of intangible assets and goodwill [line items]
Carrying amount	$ 610.1	$ 478.7	$ 314.6
Cost [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	787.7	634.2
Accumulated depreciation [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	177.6	155.5
Goodwill [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	230.2	169.4	116.0
Goodwill [member] | Cost [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	230.2	169.4
Trademark [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	219.2	199.8	136.0
Trademark [member] | Cost [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	219.2	199.8
Software and licenses [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	76.6	47.2	40.9
Software and licenses [member] | Cost [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	172.1	131.5
Software and licenses [member] | Accumulated depreciation [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	95.5	84.3
Patents [Member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	4.4
Patents [Member] | Cost [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	5.3
Patents [Member] | Accumulated depreciation [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	0.9
Dealer network [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	76.2	57.0	14.6
Dealer network [member] | Cost [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	137.3	109.3
Dealer network [member] | Accumulated depreciation [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	61.1	52.3
Customer relationships [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	3.5	5.3	$ 7.1
Customer relationships [member] | Cost [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	23.6	24.2
Customer relationships [member] | Accumulated depreciation [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	$ 20.1	$ 18.9